Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2023
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale	As of December 31, 2023 and December 31, 2022, assets held for sale consisted of the following:
		As of December 31,	As of December 31,
	Notes	2023	2022
Miners	i.	521	1,220
Mining electrical components	ii.	867	—
		1,388	1,220

Schedule of Movement of Miners Held For Sale	The following table summarizes the movement of Miners held for sale:
	Antminer S9 Miners (a)		Innosilicon T2T & T3, Canaan Avalon A10 and Antminer T15 & S15 Miners (b)		MicroBT WhatsMiner M20S Miners (c)		Bitmain S19j Pro Miners (d)		TOTAL
	Qty	Value	Qty	Value	Qty	Value	Qty	Value	Qty	Value
Balance as of January 1, 2021	6,060	1,211	—	—	—	—	—	—	6,060	1,211
Additions	—	—	2,051	325	4,071	1,778	—	—	6,122	2,103
Dispositions	(3,982)	(779)	(207)	(22)	(1,559)	(748)	—	—	(5,748)	(1,549)
Impairment	(2,078)	(432)	(572)	(113)	—	—	—	—	(2,650)	(545)
Balance as of December 31, 2022	—	—	1,272	190	2,512	1,030	—	—	3,784	1,220
Additions	—	—	1,848	198	—	—	300	205	2,148	403
Dispositions	—	—	—	—	(1,781)	(714)	—	—	(1,781)	(714)
Impairment	—	—	(3,120)	(388)	—	—	—	—	(3,120)	(388)
Balance as of December 31, 2023	—	—	—	—	731	316	300	205	1,031	521
a.	Antminer S9 Miners

During 2021, the Company ceased using its Antminer S9 Miners. During the year ended December 31, 2022, 3,982 Antminer S9 Miners with a carrying amount of $779 were disposed for net proceeds of $101 resulting in a loss of $678. The remaining Antminer S9 Miners were not sold within 12 months since being classified as held for sale in 2021 due to the decline of the BTC price during the year ended December 31, 2022. As a result, those Miners were fully written off and an impairment loss of $432 was recognized.

b.	Innosilicon T2T, Innosilicon T3, Canaan Avalon A10, Antminer T15 and Antminer S15 Miners

During 2022, the Company ceased using Innosilicon T2T Miners, Canaan Avalon A10 Miners, Antminer T15 Miners and Antminer S15 Miners with plans to dispose of them within the next 12 months. During the year ended December 31, 2022, 207 Antminer T15 Miners with a carrying amount of $22 were disposed for net proceeds of $31 resulting in a gain of $9. In addition, due to the decline of the BTC price during the year ended December 31, 2022, the remaining Canaan Avalon A10 Miners, Antminer T15 Miners and Antminer S15 Miners were written off and an impairment loss of $113 was recognized.

During the year ended December 31, 2023, the Company ceased using its Innosilicon T3 Miners with plans to dispose of them within the next 12 months. Due to the performance of these Miners, they were fully written off along with the remaining Innosilicon T2T Miners and an impairment loss of $388 was recognized.

c.	MicroBT WhatsMiner M20S Miners

During 2022, the Company ceased using its MicroBT WhatsMiner M20S Miners and planned to dispose of them within the next 12 months. During the year ended December 31, 2022, the Company sold 1,559 MicroBT WhatsMiner M20S Miners with a carrying amount of $748 and disposed of them for net proceeds of $896 resulting in a gain of $148.

During the year ended December 31, 2023, the Company sold 1,781 MicroBT WhatsMiner M20S Miners with carrying amount of $714 and disposed of them for net proceeds of $407 resulting in a loss of 307. Management determined that the remaining MicroBT WhatsMiner M20S Miners continue to meet the criteria to be classified as held for sale as of December 31, 2023.

d.	S19j Pro Bitmain Miners

During the year ended December 31, 2023, the Company ceased using 300 Bitmain S19j Pro Miners and planned to dispose of them within the next 12 months.